Earnings per share (Details) - € / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings per share
Weighted number of shares outstanding	224,291,745	211,444,899
Net loss per share basic (in dollars per share)	€ (0.31)	€ (0.27)
Dilutive share-based payment awards	1,413,112	1,055,985